THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND December 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.5%

	Shares	Value

BUSINESS SERVICES — 6.5%

Visa Inc., Cl A (A)	4,622,619	$1,203,498,857

COMMUNICATION SERVICES — 8.6%

Netflix Inc.*	2,427,159	1,181,735,174

Uber Technologies Inc.*	6,731,416	414,453,283

		1,596,188,457

CONSUMER DISCRETIONARY — 13.9%

Airbnb Inc., Cl A*	6,593,613	897,654,474

Chipotle Mexican Grill Inc., Cl A*	381,121	871,608,482

Lululemon Athletica Inc.*	1,575,080	805,322,653

		2,574,585,609

CONSUMER STAPLES — 3.5%

The Estée Lauder Companies Inc., Cl A	4,408,163	644,693,839

FINANCIALS — 11.1%

Blackstone Inc.	6,835,687	894,928,142

MSCI Inc., Cl A	642,473	363,414,852

S&P Global Inc.	1,833,230	807,574,480

		2,065,917,474

HEALTH CARE — 15.5%

Danaher Corp	3,381,122	782,188,763

Eli Lilly & Co.	1,178,390	686,907,099

Illumina Inc.*	3,664,953	510,308,056

Intuitive Surgical Inc.*	2,641,820	891,244,395

		2,870,648,313

INFORMATION TECHNOLOGY — 35.4%

Adobe Inc.*	1,799,782	1,073,749,941

ASML Holding NV	1,171,832	886,983,078

THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND December 31, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

Intuit Inc.	1,927,109	$1,204,500,938

Microsoft Corp	2,660,986	1,000,637,176

NVIDIA Corp	2,523,000	1,249,440,060

ServiceNow Inc.*	1,652,341	1,167,362,393

		6,582,673,586

REAL ESTATE — 3.0%

American Tower Corp, Cl A ‡	2,611,632	563,799,116

TOTAL COMMON STOCK (Cost $9,264,963,853)		18,102,005,251

SHORT-TERM INVESTMENTS — 5.9%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 5.250% (B)	447,166,989	447,166,989

Mount Vernon Liquid Assets Portfolio, LLC, 5.550% (B)(C)	642,189,792	642,189,792

TOTAL SHORT-TERM INVESTMENTS (Cost $1,089,356,781)		1,089,356,781

TOTAL INVESTMENTS — 103.4% (Cost $10,354,320,634)		$19,191,362,032

Percentages are based on Net Assets of $18,567,901,005.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust (REIT)
(A)	This security or a partial position of this security is on loan at December 31, 2023. The total market value of securities on loan at December 31, 2023 was $629,090,734.
(B)	The rate reported is the 7-day effective yield as of December 31, 2023.
(C)	This security was purchased with cash collateral held from securities on loan.

THE ADVISORS’ INNER CIRCLE	EDGEWOOD GROWTH FUND December 31, 2023 (Unaudited)

Cl — Class

LLC — Limited Liability Company

EMC-QH-001-3700

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